UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSRS
                                    ________

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21285

                MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC
               (Exact name of registrant as specified in charter)
                                    ________


                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)

                                  Steven Zoric
                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-312-881-6500

                     DATE OF FISCAL YEAR END: MARCH 31, 2005

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.


      MAN-GLENWOOD LEXINGTON
      ASSOCIATES PORTFOLIO, LLC

      FINANCIAL STATEMENTS FOR THE SIX-MONTH PERIOD
      ENDED SEPTEMBER 30, 2005 (UNAUDITED)

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.......................1

FINANCIAL STATEMENTS (Unaudited):

 Schedule of Investments....................................................2-4

 Statement of Assets and Liabilities..........................................5

 Statement of Operations......................................................6

 Statements of Changes in Net Assets..........................................7

 Statement of Cash Flows......................................................8

 Notes to Financial Statements................................................9

The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company's Form N-Q is available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-312-881-6500; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers and
Members of Man-Glenwood Lexington Associates Portfolio, LLC:

We have reviewed the accompanying statement of assets and liabilities of Man-Glenwood Lexington Associates Portfolio, LLC (the "Company"), including the schedule of investments, as of September 30, 2005, the related statements of operations, changes in net assets, and cash flows for the six-month period then ended, and the statement of changes in net assets for the year ended March 31, 2005. All information presented in these interim financial statements is the responsibility of the Company's management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to such interim financial statements for them to be in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


November 18, 2005

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
            STRATEGY ALLOCATION AS A PERCENTAGE OF TOTAL INVESTMENTS

        [PIE CHART OMITTED]               Event Driven -- 24.2%

                                          Variable Equity -- 22.4%

                                          Equity Hedge -- 18.2%

                                          Commodity & Trading -- 17.4%

                                          Multi-Strategy -- 13.2%

                                          Relative Value -- 4.5%

                                          Options Contracts -- 0.1%

                                                                                   % OF
INVESTMENT FUNDS                                     COST        FAIR VALUE     NET ASSETS
COMMODITY & TRADING
AQR Absolute Return Institutional Fund, LP      $  3,800,000    $  3,995,513        2.55%
Bridgewater Pure Alpha Trading Company, Ltd.       5,425,000       5,506,661        3.51%
CRG Partners, LP                                   3,050,000       3,304,617        2.10%
D.E. Shaw Oculus Fund, LLC                         3,650,000       3,896,785        2.48%
Eagle Global Fund, LP                              1,375,000       1,505,812        0.96%
Grossman Currency Fund LP                          1,450,000       1,591,419        1.01%
Jefferies Paragon Fund, LLC                        3,040,000       3,156,252        2.01%
Marshall Wace Americas Fund, LP                    1,375,000       1,395,923        0.89%
Marshall Wace European TOPS Fund Limited           1,375,000       1,534,185        0.98%
Peloton Multi-Strategy Fund, LP                    2,300,000       2,386,951        1.52%
PHZ Global Fund L.P.                               2,100,000       2,056,793        1.31%
SemperMacro Fund Limited                           2,300,000       2,264,259        1.44%
                                                ------------    ------------    --------
TOTAL COMMODITY & TRADING                         31,240,000      32,595,170       20.76%
                                                ------------    ------------    --------
EQUITY HEDGE
Coatue Qualified Partners, L.P.                    1,219,586       1,703,520        1.09%
FrontPoint Value Discovery Fund, L.P.              4,275,000       4,921,439        3.13%
Intrepid Capital Fund (QP), L.P.                   4,402,867       4,838,222        3.08%
PHZ Long/Short Equity Fund L.L.C                     475,000         483,753        0.31%
Prism Partners I, L.P.                             5,523,270       6,172,077        3.93%
Spring Point Institutional Partners, L.P.          3,403,605       3,686,984        2.35%
Stadia Capital Partners (QP), L.P.                 2,025,000       2,198,912        1.40%
Trivium Institutional Onshore Fund L.P.            2,795,971       2,876,970        1.83%

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

                                                                                % OF
INVESTMENT FUNDS                                 COST         FAIR VALUE     NET ASSETS
EQUITY HEDGE (CONTINUED)
Vardon Partners II L.P.                      $  4,350,000    $  4,569,587        2.91%
Walker Smith Capital (QP), L.P.                 2,211,970       2,666,974        1.70%
                                             ------------    ------------    --------
TOTAL EQUITY HEDGE                             30,682,269      34,118,438       21.73%
                                             ------------    ------------    --------
EVENT DRIVEN
Castlerigg Partners, L.P.                       1,962,719       2,492,440        1.59%
Cerberus Partners, L.P.                         1,144,204       1,765,258        1.12%
Chatham Asset High Yield Fund, L.P.             1,855,805       1,914,212        1.22%
Cheyne Special Situations Fund, L.P.            1,925,000       2,421,415        1.54%
Deephaven Event Arbitrage Fund L.L.C            1,700,000       2,057,629        1.31%
Greywolf Capital Partners II, LP                4,025,000       4,645,143        2.96%
Greywolf High Yield Partners, LP                2,975,000       3,052,323        1.94%
King Street Capital, L.P.                       2,166,109       3,264,605        2.08%
OZ Domestic Partners II L.P.                    5,900,000       6,502,081        4.14%
Rockbay Capital Institutional Fund L.L.C        6,025,000       6,249,837        3.98%
Steel Partners II, LP                           6,150,000       6,177,935        3.94%
ValueAct Capital Partners, L.P.                 4,775,000       4,882,832        3.11%
                                             ------------    ------------    --------
TOTAL EVENT DRIVEN                             40,603,837      45,425,710       28.93%
                                             ------------    ------------    --------
MULTI-STRATEGY
Amaranth Partners, L.L.C                        6,400,000       7,842,429        5.00%
Deephaven Market Neutral Fund L.L.C             5,825,000       6,410,524        4.08%
Horizon Portfolio L.P.                          1,975,000       1,905,417        1.21%
Satellite Fund II, L.P.                         1,672,686       2,199,099        1.40%
Suttonbrook Capital Partners, L.P.              6,050,000       6,394,458        4.07%
                                             ------------    ------------    --------
TOTAL MULTI-STRATEGY                           21,922,686      24,751,927       15.76%
                                             ------------    ------------    --------
RELATIVE VALUE
Akanthos Arbitrage Fund L.P.                    2,250,000       2,080,113        1.32%
Ferox Fund, L.P.                                  966,964         841,022        0.54%
Lydian Partners II, L.P.                        1,267,182       1,612,771        1.03%
Silverback Partners L.P.                        2,250,000       2,042,443        1.30%
Waterstone Market Neutral Fund LP               2,000,000       1,930,980        1.23%
                                             ------------    ------------    --------
TOTAL RELATIVE VALUE                            8,734,146       8,507,329        5.42%
                                             ------------    ------------    --------
VARIABLE EQUITY
Copper Beech Partners II, L.P.                  2,700,000       2,783,971        1.77%
Gandhara Fund, LP                               3,825,000       4,092,198        2.61%
Karsch Capital II L.P.                          4,200,000       4,976,672        3.17%

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (CONCLUDED) (UNAUDITED)
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

                                                                                          % OF
INVESTMENT FUNDS                                          COST          FAIR VALUE     NET ASSETS
VARIABLE EQUITY (CONTINUED)
Lansdowne European Strategic Equity Fund, LP         $   7,300,000    $   8,600,264         5.48%
Rosehill Japan Fund L.P.                                 3,725,000        3,936,607         2.51%
Rx Healthcare Partners II, LP                            1,925,000        2,074,253         1.32%
SLS Investors, L.P.                                      3,050,000        3,260,802         2.08%
Stadia Consumer Fund (QP), L.P.                          2,250,000        2,251,296         1.43%
Tosca                                                    3,460,852        4,590,774         2.92%
Vardon Focus Fund, LP                                    3,100,000        2,906,764         1.85%
Zaxis Institutional Partners, L.P.                       2,617,093        2,649,106         1.69%
                                                     -------------    -------------     --------
TOTAL VARIABLE EQUITY                                   38,152,945       42,122,707        26.83%
                                                     -------------    -------------     --------

                                                     -------------    -------------     --------
Total Investment funds                                 171,335,883      187,521,281       119.43%
                                                     -------------    -------------     --------
OPTION CONTRACTS
iShares Russell 2000 Index, January 2006, 61 Put            12,375            9,405         0.01%
iShares Russell 2000 Index, February 2006, 62 Put           20,290           17,850         0.01%
iShares Russell 2000 Index, February 2006, 63 Put           18,859           17,077         0.01%
S&P 500 Index, December 2005, 1175 Put                      32,160           20,600         0.01%
S&P 500 Index, March 2006, 1150 Put                         52,411           46,170         0.03%
S&P 500 Index, March 2006, 1175 Put                         31,128           26,340         0.02%
S&P 500 Index, June 2006, 1150 Put                          68,486           55,990         0.04%
S&P 500 Index, June 2006, 1175 Put                          43,836           37,140         0.02%
                                                     -------------    -------------     --------
Total Option Contracts                                     279,545          230,572         0.15%
                                                     -------------    -------------     --------
Total Investment funds and Option Contracts          $ 171,615,428      187,751,853       119.58%
                                                     =============
Less: liabilities in excess of other assets                             (30,740,153)      (19.58)%
                                                                      -------------     --------
Net Assets                                                            $ 157,011,700       100.00%
                                                                      =============     ========

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

ASSETS:
 Investment funds--at fair value (cost--$171,335,883)                                 $ 187,521,281
 Investments in option contracts--at fair value (cost--$279,545)                            230,572
 Cash and cash equivalents                                                                2,869,807
 Fund investments made in advance                                                        12,529,000
 Receivable for investments sold                                                          5,217,203
 Other assets                                                                                17,373
                                                                                      -------------

              Total assets                                                              208,385,236
                                                                                      -------------

LIABILITIES:
 Loan payable                                                                            39,454,867
 Capital withdrawals payable                                                              9,880,175
 Capital contributions received in advance                                                1,177,759
 Management fee payable                                                                     705,081
 Accrued professional fees payable                                                          103,333
 Administrative fee payable                                                                  35,936
 Other liabilities                                                                           16,385
                                                                                      -------------

              Total liabilities                                                          51,373,536
                                                                                      -------------

NET ASSETS                                                                            $ 157,011,700
                                                                                      =============

COMPONENTS OF NET ASSETS:
 Represented by:
   Capital transactions--net                                                          $ 143,743,058
   Accumulated net investment loss                                                       (5,770,808)
   Accumulated realized gain on investment funds                                          2,903,025
   Accumulated net unrealized appreciation on investment funds and option contracts      16,136,425
                                                                                      -------------

NET ASSETS                                                                            $ 157,011,700
                                                                                      =============

NET ASSET VALUE PER UNIT:
   (Net assets divided by 134,789.9920 units of beneficial interest)                  $    1,164.86
                                                                                      =============

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest                                                          $     5,605
                                                                    -----------

TOTAL INVESTMENT INCOME                                                   5,605
                                                                    -----------

EXPENSES:
 Management fee                                                       1,367,241
 Interest expense                                                       450,510
 Professional fees                                                      186,359
 Loan commitment fee                                                     76,319
 Administrative fee                                                      69,872
 Directors fee                                                           12,000
 Custody fee                                                              7,815
 Other                                                                    5,986
                                                                    -----------

       Total expenses                                                 2,176,102

 Less contractual expense waiver                                        (88,270)
                                                                    -----------

       Net expenses                                                   2,087,832
                                                                    -----------

NET INVESTMENT LOSS                                                  (2,082,227)
                                                                    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investment funds                                1,035,088
 Net change in unrealized appreciation on investment funds            7,525,054
 Net change in unrealized depreciation on option contracts              (48,973)
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                       8,511,169
                                                                    -----------

INCREASE IN NET ASSETS FROM INVESTMENT ACTIVITIES                   $ 6,428,942
                                                                    ===========

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005 (UNAUDITED)
AND THE YEAR ENDED MARCH 31, 2005
--------------------------------------------------------------------------------

                                              SIX-MONTH PERIOD
                                              ENDED SEPTEMBER
                                                 30, 2005       YEAR ENDED MARCH
                                                (UNAUDITED)          31, 2005
                                              ----------------  ----------------
INCREASE IN NET ASSETS
 FROM INVESTMENT ACTIVITIES:
 Net investment loss                           $  (2,082,227)    $  (2,205,155)
 Net realized gain on investment funds             1,035,088         1,076,115
 Net change in unrealized appreciation
  on investment funds and option contracts         7,476,081         3,661,030
                                               -------------     -------------

       Net increase in net assets from
         investment activities                     6,428,942         2,531,990
                                               -------------     -------------

CAPITAL TRANSACTIONS:
 Capital contributions                            50,839,090        98,815,063
 Capital redemptions                             (17,187,085)      (41,639,970)
                                               -------------     -------------

NET CAPITAL TRANSACTIONS                          33,652,005        57,175,093

NET ASSETS--Beginning of period                  116,930,753        57,223,670
                                               -------------     -------------

NET ASSETS--End of period                      $ 157,011,700     $ 116,930,753
                                               =============     =============

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENT OF CASH FLOWS (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES:
 Increase in net assets from investment activities                                  $  6,428,942
 Adjustments to reconcile net increase in net assets
   from investment activities to net cash used in operating activities:
   Net purchases of investment funds and option contracts                            (36,337,762)
   Net change in unrealized appreciation on investment funds and option contracts     (7,476,081)
   Net realized gain on investment funds                                              (1,035,088)
   Increase in fund investments made in advance                                       (1,469,000)
   Increase in receivable for investments sold                                        (3,579,233)
   Decrease in other assets                                                               31,426
   Increase in management fee payable                                                     87,265
   Decrease in administrative fee payable                                                (24,450)
   Decrease in accrued professional fees payable                                         (65,567)
   Decrease in other liabilities                                                          (3,426)
                                                                                    ------------

        Net cash used in operating activities                                        (43,442,974)
                                                                                    ------------

FINANCING ACTIVITIES:
  Capital contributions                                                               50,839,090
  Capital withdrawals                                                                (17,187,085)
  Increase in loan payable                                                            39,454,867
  Decrease in capital withdrawals payable                                            (18,405,825)
  Decrease in capital contributions received in advance                              (11,808,502)
                                                                                    ------------

        Net cash provided by financing activities                                     42,892,545
                                                                                    ------------

NET DECREASE IN CASH AND CASH EQUIVALENTS                                               (550,429)
                                                                                    ------------

CASH AND CASH EQUIVALENTS--Beginning of period                                         3,420,236
                                                                                    ------------

CASH AND CASH EQUIVALENTS--End of period                                            $  2,869,807
                                                                                    ============

SUPPLEMENTAL DISCLOSURE:
  Cash paid for interest                                                            $    450,510
                                                                                    ============

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

1.    ORGANIZATION

      Man-Glenwood Lexington Associates Portfolio, LLC (the "Company") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Company was formed on September 24, 2002 with operations commencing on October 1, 2002.

      The Company's investment objectives are to preserve capital regardless of what transpires in the U.S. or global financial markets, generate attractive returns and thereby increase investors' wealth, and produce returns, which have low correlation with major market indices. The Company attempts to achieve these objectives by utilizing a multi-strategy, multi-manager approach. The Company emphasizes efficient allocation of investor capital among pooled investment vehicles such as limited partnerships with a range of investment strategies, managed by independent investment managers, and believes that there are benefits to be derived from exposure to a broad range of investment strategies that will maximize the potential for stable, positive returns over a full economic cycle.

      Glenwood Capital Investments, L.L.C. serves as the Company's investment adviser (the "Adviser"). The Adviser is an Illinois limited liability company and is registered with the CFTC as a commodity pool operator and commodity trading adviser and is a member of the National Futures Association ("NFA"). The Adviser is also registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Adviser advises other accounts which may hold interests in the same underlying investment funds as the Company. Additionally, certain officers and employees of the Adviser and its affiliates may own interests in the underlying investment funds of the Company.

      The Company's Board of Managers (the "Board") has overall responsibility to manage and control the business operations of the Company on behalf of the members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Company.

      SEI Investments Global Fund Services ("SEI") acts as the Company's fund accounting agent, transfer agent, and registrar. Its appointment was approved by the Board on January 20, 2003. SEI Private Trust Company ("SEI Trust Company") serves as the Company's custodian and maintains custody of the Company's assets.

      The Company currently intends to accept initial and additional subscriptions as of the first business day of each calendar month. The Company reserves the right to reject or suspend subscriptions at any time. Members will not have the right to require the Company to redeem their investments. The Company will offer to repurchase outstanding investments pursuant to written tenders by members from time to time. Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion.

2.    SIGNIFICANT ACCOUNTING POLICIES

      USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      INVESTMENTS -- The Company values investments in limited partnerships and other pooled vehicles (collectively, the "investment funds") in good faith at the Company's pro rata interest in the net assets of these entities or, if circumstances warrant, under fair value procedures established by the Board of Managers. Investments held by these investment funds are valued at prices which approximate fair value. The fair value of certain of the investments in the underlying investment funds, which may include private placements and other securities for which values are not readily available, are determined in good faith by the investment advisers of the respective underlying investment funds. The estimated fair values may differ significantly from the values that would have been used had a ready market existed for these investments, and these differences could be material. Net asset valuations are provided monthly or quarterly by these investment funds. Distributions received, which are identified by the underlying investment funds as a return of capital, whether in the form of cash or securities, are applied as a reduction of the investment's carrying value. During the six-month period ended September 30, 2005, no dividends or distributions were declared or paid by the Company's investments.

      Realized gains and losses on investment funds, which are net of all fees and allocations to the investment advisers of these funds, are determined on an identified cost basis.

      The Company has the ability to request withdrawals or redemptions from its investments periodically, ranging from monthly to annually, depending on the provisions of the respective underlying investment fund's governing agreements. Contribution requirements may also vary based on each investment fund's governing agreements. Investment advisers of the funds generally receive fees for their services. These fees include management fees based upon the net asset value of the Company's investment, as well as incentive fees and allocations based upon net profits earned by the Company. Both the net asset value of the Company's investment and the net profits earned by the Company include any change in unrealized appreciation or depreciation of investments as well as realized income and gains or losses and expenses of the underlying investments. These fees are deducted directly from the Company's investment fund balance in accordance with a governing agreement. During the six-month period ended September 30, 2005, fees for these services ranged from 0.0% to 2.5% annually for management fees and 20.0% to 50.0% for incentive fees and allocations.

      The Company's investments are generally illiquid in nature. Investment funds may have notice provisions such that redemptions may be requested only at a specified time in advance of the desired redemption or other redemption restrictions.

      CASH AND CASH EQUIVALENTS -- Cash and cash equivalents represent cash in banks and overnight investments.

      RESTRICTED CASH -- The Company can hold restricted cash which would serve as collateral for capital withdrawals payable for tender offers. As of September 30, 2005, the Company did not hold restricted cash.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      FUND EXPENSES -- The Company pays the Adviser a quarterly fee (the "management fee") computed at the annual rate of 1.75% of the aggregate value of its outstanding interests determined as of the last day of each month and payable quarterly (before any repurchases of interests). The Adviser is contractually obligated to reimburse operating expenses in excess of 2.00% of net assets for the period March 31, 2004 through December 31, 2005. The Adviser will not seek recapture of expenses contractually reimbursed.

      INVESTMENT INCOME -- Interest income is recorded on the accrual basis and dividends are recorded on the ex-dividend date.

      INCOME TAXES -- The Company is treated as a partnership and therefore is not subject to federal, state or local income tax purposes. As such, each member will be required to report separately on its income tax return its distributive share of the Company's net long-term capital gain or loss, net short-term capital gain or loss and items of ordinary income or loss. Accordingly, there is no provision for income taxes in the accompanying financial statements.

3.    INVESTMENT TRANSACTIONS

      For the six-month period ended September 30, 2005, the Company made purchases of $70,860,516 and sales of $34,522,754 of investments.

      At September 30, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. At September 30, 2005, accumulated net unrealized appreciation on investment funds and option contracts was $16,136,425 consisting of $17,099,571 gross unrealized appreciation and $(963,146) gross unrealized depreciation.

4.    BANK BORROWINGS

      The Company may borrow funds for a variety of reasons, including for investment purposes, to meet repurchase requests, and for cash management purposes. Interest is based on the bank's broker call loan rate. Borrowings by the Company are subject to a 300% asset coverage requirement under the 1940 Act. As of September 30, 2005, there were borrowings outstanding of $39,454,867. Interest rates charged during the six-month period ended September 30, 2005 ranged from 3.45% to 4.59% annually.

5.    DERIVATIVE FINANCIAL INSTRUMENTS AND CONCENTRATIONS OF CREDIT RISK

      The Company may purchase put and call options on securities and stock indices to enhance performance or hedge assets. A put or call option gives the purchaser the right to cause the seller of an option to sell or purchase from an underlying security at a specific price at any time during the option period. The Company pays a premium which is included in the Company's statement of assets and liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. With respect to put and call options, market risks may arise from unfavorable changes in the market values of the instruments underlying the contracts. Credit risk may arise from the potential inability of counterparties to perform in accordance with the terms of the contract. Credit risk on exchange traded contracts is mitigated by regulatory requirements from the exchanges on which they are traded.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

5.    DERIVATIVE FINANCIAL INSTRUMENTS AND CONCENTRATIONS OF CREDIT RISK
      (CONTINUED)

      The majority of the Company's operating activities involve trading, including indirectly through its investments, in derivative financial instruments that involve varying degrees of market and credit risk. With respect to investments in investment funds, the Company has limited liability and, therefore, its maximum exposure to either market or credit loss is limited to its carrying value in these investments, as set forth in the statement of assets and liabilities.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

NOTES TO FINANCIAL STATEMENTS (CONCLUDED) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

6.    FINANCIAL HIGHLIGHTS

      The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                                            FOR THE PERIOD
                                        FOR THE SIX-MONTH                                                    SEPTEMBER 24,
                                          PERIOD ENDED            FOR THE YEAR         FOR THE YEAR        2002 (INCEPTION)
                                          SEPTEMBER 30,           ENDED MARCH          ENDED MARCH          THROUGH MARCH
                                         2005 (UNAUDITED)           31, 2005             31, 2004              31, 2003
                                          -------------           -------------        -------------        -------------
Net asset value, beginning of period      $    1,119.53           $    1,103.65        $    1,036.59        $    1,000.00

Net investment loss                              (15.42)                 (22.49)              (22.03)              (11.48)
Realized and unrealized gain
 on investments                                   60.75                   38.37                89.09                48.07
                                          -------------           -------------        -------------        -------------
Total from operations                             45.33                   15.88                67.06                36.59
                                          -------------           -------------        -------------        -------------
Net asset value, end of period            $    1,164.86           $    1,119.53        $    1,103.65        $    1,036.59
                                          =============           =============        =============        =============
Net assets, end of period                 $ 157,011,700           $ 116,930,753        $  57,223,670        $  45,897,556

Ratio of net investment loss
 to average net assets                            (2.66)%(1)(4)           (1.97)%(5)           (1.94)%(6)           (1.78)%(1)(7)
Ratio of operating expenses
 to average net assets(3)                          2.00%(1)(4)             2.00%(5)             2.00%(6)             1.95%(1)(7)
Ratio of bank borrowing expenses
 to average net assets(3)                          0.67%(1)                0.00%                0.00%                0.00%
                                          -------------           -------------        -------------        -------------
Ratio of total expenses
 to average net assets(3)                          2.67%(1)(4)             2.00%(5)             2.00%(6)             1.95%(1)(7)
                                          -------------           -------------        -------------        -------------
Total return                                       4.05%(2)                1.44%                6.47%                3.66%(2)

Portfolio turnover                                20.42%(2)               23.88%               24.93%               35.09%(2)

(1)   Annualized.

(2)   Not annualized.

(3) Ratio of expenses does not include management fees and incentive fees earned by the advisers of the underlying investment funds.

(4) If expenses had not been voluntarily reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (2.77)% and 2.78%, respectively.

(5) If expenses had not been voluntarily reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (2.14)% and 2.17%, respectively.

(6) If expenses had not been voluntarily reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (2.40)% and 2.47%, respectively.

(7) If expenses had not been voluntarily reimbursed by the Adviser, the annualized ratios of net investment loss and expenses to average net assets would be (2.03)% and 2.20%, respectively.

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

No class of securities is registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions that occurred during the Registrant's last fiscal half-year with regard to significant deficiencies or material weaknesses in the Registrant's internal controls or in other factors that have materially affected, or are reasonably likely to materially affect the Registrant's internal controls subsequent to the date of their evaluation.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) are filed herewith.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                              Man-Glenwood Lexington Associates Portfolio, LLC


                        By:   /s/ John B. Rowsell
                              ---------------------------
                              John B. Rowsell
                              Principal Executive Officer

                        Date: December 6, 2005





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                        By:   /s/ John B. Rowsell
                              ---------------------------
                              John B. Rowsell
                              Principal Executive Officer

                        Date: December 6, 2005


                        By:   /s/ Alicia B. Derrah
                              ---------------------------
                              Alicia B. Derrah
                              Principal Financial Officer

                        Date: December 6, 2005

                                  EXHIBIT INDEX

12(a)(2) Certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended

12(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended